Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2021	Mar. 14, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (set forth below) is required to include “Compensation Actually Paid” or “CAP,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO NEOs, as noted below. “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the CLP Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied.

							Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)			MIP Adjusted Operating Income ($MM)(6)
Fiscal Year(1)	Summary Compensation Table Total for Brewer ($)(2)	Summary Compensation Table Total for Pessina ($)(2)		Compensation Actually Paid to Brewer ($)(3)	Compensation Actually Paid to Pessina ($)(3)				Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($MM)
2023	14,134,190	—	(7)	(5,623,734)	—	(7)	6,435,561	1,783,258	76.73	127.30	(3,507)	4,054
2022	17,287,489	—	(7)	9,417,343	—	(7)	7,339,090	2,893,927	100.30	117.82	4,138	5,340
2021	28,333,498	131,064		27,102,414	9,904,497		7,244,678	12,344,332	138.96	126.35	2,512	5,575

Company Selected Measure Name			MIP adjusted operating income
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and NEOs for the applicable fiscal years were as follows:
	(a)	Fiscal 2023: Rosalind G. Brewer served as the Company’s PEO for the entirety of fiscal 2023 and the Company’s other NEOs were: Stefano Pessina; Manmohan Mahajan; Ornella Barra; John Driscoll; and James Kehoe.
	(b)	Fiscal 2022: Rosalind G. Brewer served as the Company’s PEO for the entirety of fiscal 2022 and the Company’s other NEOs were: Stefano Pessina; James Kehoe; Ornella Barra; and John Standley.
	(c)	Fiscal 2021: Rosalind G. Brewer assumed the role of the Company’s PEO on March 15, 2021 and Stefano Pessina served as PEO during fiscal 2021 until such date. The Company’s other NEOs for fiscal 2021 were: James Kehoe; Ornella Barra; John Standley; Marco Pagni; Alexander W. Gourlay; and James A. Skinner.

Peer Group Issuers, Footnote [Text Block]
(5)	The TSR peer group consists of the S&P 500 Health Care Index, an independently prepared index that includes companies in the health care industry.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Ms. Brewer and Mr. Pessina and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEOs for such years.
(3)	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Ms. Brewer and Mr. Pessina and for the average of the other NEOs is set forth following the footnotes to this table.
Year	Summary Compensation Table Total ($)(A)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(B)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(C)	Plus/(Minus) Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years ($)(D)	Plus Fair Value at Vesting of Stock Options and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(E)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(F)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Options and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(G)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(H)	Equals Compensation Actually Paid ($)
Rosalind G. Brewer
2023	14,134,190	(10,639,786)	—	—	—	(2,259,139)	(6,858,999)	—	(5,623,734)
2022	17,287,489	(11,397,375)	8,069,860	(4,443,352)	—	(99,279)	—	—	9,417,343
2021	28,333,498	(20,200,048)	18,968,964	—	—	—	—	—	27,102,414
Stefano Pessina
2023	—	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—	—
2021	131,064	—	—	6,050,553	—	3,722,880	—	—	9,904,497
Other Non-PEO NEOs (Average)(I)
2023	6,435,561	(5,375,200)	2,468,048	(652,448)	—	2,507	(1,095,210)	—	1,783,258
2022	7,339,090	(5,248,039)	3,848,965	(2,007,453)	—	(1,038,636)	—	—	2,893,927
2021	7,244,678	(4,540,571)	7,332,578	1,764,288	—	543,359	—	—	12,344,332
(A)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other NEOs, amounts shown represent averages.
(B)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(C)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(D)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, as computed for financial reporting purposes.
(E)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(F)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(G)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(H)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(I)	See footnote 1 above for the NEOs included in the average for each year.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Ms. Brewer and Mr. Pessina and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEOs for such years.
(3)	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Ms. Brewer and Mr. Pessina and for the average of the other NEOs is set forth following the footnotes to this table.
Year	Summary Compensation Table Total ($)(A)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(B)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(C)	Plus/(Minus) Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years ($)(D)	Plus Fair Value at Vesting of Stock Options and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(E)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(F)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Options and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(G)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(H)	Equals Compensation Actually Paid ($)
Rosalind G. Brewer
2023	14,134,190	(10,639,786)	—	—	—	(2,259,139)	(6,858,999)	—	(5,623,734)
2022	17,287,489	(11,397,375)	8,069,860	(4,443,352)	—	(99,279)	—	—	9,417,343
2021	28,333,498	(20,200,048)	18,968,964	—	—	—	—	—	27,102,414
Stefano Pessina
2023	—	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—	—
2021	131,064	—	—	6,050,553	—	3,722,880	—	—	9,904,497
Other Non-PEO NEOs (Average)(I)
2023	6,435,561	(5,375,200)	2,468,048	(652,448)	—	2,507	(1,095,210)	—	1,783,258
2022	7,339,090	(5,248,039)	3,848,965	(2,007,453)	—	(1,038,636)	—	—	2,893,927
2021	7,244,678	(4,540,571)	7,332,578	1,764,288	—	543,359	—	—	12,344,332
(A)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other NEOs, amounts shown represent averages.
(B)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(C)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(D)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, as computed for financial reporting purposes.
(E)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(F)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(G)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(H)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(I)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus TSR

The graph below reflects the relationship between the CAP of the PEOs and Non-PEO NEOs, and Company TSR and Peer Group TSR for the applicable reporting year.

PEOs and Average NEO CAP Versus Company TSR
and S&P 500 Health Care Index TSR

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus net income

The graph below reflects the relationship between the CAP of the PEOs and Non-PEO NEOs and the Company’s GAAP Net Income for the applicable reporting year.

PEOs and Average NEO CAP Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus MIP adjusted operating income

The graph below reflects the relationship between the CAP of the PEOs and Non-PEO NEOs and MIP adjusted operating income for the applicable reporting year.

PEOs and Average NEO CAP Versus MIP Adjusted Operating Income

Tabular List [Table Text Block]

Performance measures used to link company performance and CAP to the NEOs

Below is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link CAP to the NEOs for fiscal 2023 to Company performance. As noted in the “CD&A,” the Company used both financial and non-financial performance measures in order to link compensation paid to NEOs to Company performance in fiscal 2023. Please see the “CD&A” for further information regarding how each of these performance measures are calculated as well as the Company’s use of non-financial goals in its executive compensation program.

●	MIP Adjusted Operating Income
●	Free Cash Flow
●	Adjusted EPS Growth
●	Revenue Growth
●	Relative Total Shareholder Return
●	U.S. Healthcare Revenue for Mr. Driscoll
●	U.S. Healthcare Adjusted Operating Income for Mr. Driscoll

Total Shareholder Return Amount			$ 76.73	$ 100.30	$ 138.96
Peer Group Total Shareholder Return Amount			127.30	117.82	126.35
Net Income (Loss) Attributable to Parent			$ (3,507,000,000)	$ 4,138,000,000	$ 2,512,000,000
Company Selected Measure Amount			4,054,000,000	5,340,000,000	5,575,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			MIP Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
(6)	As noted in the “CD&A,” for fiscal 2023, the CLP Committee determined that MIP adjusted operating income continues to be viewed as critical to driving stockholder value and, accordingly, was utilized as a component in the fiscal 2023 MIP. MIP Adjusted operating income for WBA represents our operating income, calculated in accordance with GAAP, as adjusted to reflect certain specified adjustments and intersegment transfers as approved by the CLP Committee in accordance with the terms of the MIP. The CLP Committee reserves the right to make these adjustments to help ensure that certain items that are deemed non-operating or otherwise out of management’s control do not impact payouts in either a positive or negative manner in order to support the program objective of incenting operational performance with respect to key short-term performance goals. This measurement is calculated on a constant currency basis, eliminating the effects of variance to the Company’s budget currency rate in a manner consistent with internal management reporting.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			U.S. Healthcare Revenue for Mr. Driscoll
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			U.S. Healthcare Adjusted Operating Income for Mr. Driscoll
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 14,134,190	$ 17,287,489	$ 28,333,498
PEO Actually Paid Compensation Amount			$ (5,623,734)	$ 9,417,343	27,102,414
PEO Name	Rosalind G. Brewer		Rosalind G. Brewer	Rosalind G. Brewer
P E O 1 [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (10,639,786)	$ (11,397,375)	(20,200,048)
P E O 1 [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	8,069,860	18,968,964
P E O 1 [Member] | Plus Minus Change In Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Options And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(4,443,352)	0
P E O 1 [Member] | Plus Fair Value At Vesting Of Stock Options And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
P E O 1 [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,259,139)	(99,279)	0
P E O 1 [Member] | Minus Fair Valueasof Prior Fiscal Year Endof Stock Optionsand Stock Awards Grantedin Prior Fiscal Yearsthat Failedto Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,858,999)	0	0
P E O 1 [Member] | Plus Dollar Value Of Dividends Or Other Earnings Paid On Stock Awards In Fiscal Year And Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	131,064
PEO Actually Paid Compensation Amount			0	0	9,904,497
PEO Name		Stefano Pessina
P E O 2 [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
P E O 2 [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
P E O 2 [Member] | Plus Minus Change In Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Options And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	6,050,553
P E O 2 [Member] | Plus Fair Value At Vesting Of Stock Options And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
P E O 2 [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	3,722,880
P E O 2 [Member] | Minus Fair Valueasof Prior Fiscal Year Endof Stock Optionsand Stock Awards Grantedin Prior Fiscal Yearsthat Failedto Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
P E O 2 [Member] | Plus Dollar Value Of Dividends Or Other Earnings Paid On Stock Awards In Fiscal Year And Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			6,435,561	7,339,090	7,244,678
Non-PEO NEO Average Compensation Actually Paid Amount			1,783,258	2,893,927	12,344,332
Non P E O N E Os [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,375,200)	(5,248,039)	(4,540,571)
Non P E O N E Os [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,468,048	3,848,965	7,332,578
Non P E O N E Os [Member] | Plus Minus Change In Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Options And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(652,448)	(2,007,453)	1,764,288
Non P E O N E Os [Member] | Plus Fair Value At Vesting Of Stock Options And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non P E O N E Os [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,507	(1,038,636)	543,359
Non P E O N E Os [Member] | Minus Fair Valueasof Prior Fiscal Year Endof Stock Optionsand Stock Awards Grantedin Prior Fiscal Yearsthat Failedto Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,095,210)	0	0
Non P E O N E Os [Member] | Plus Dollar Value Of Dividends Or Other Earnings Paid On Stock Awards In Fiscal Year And Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0